INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 10:-	INCOME TAXES

a.	Israel tax reform:

Taxable income of the Israeli parent is subject to the Israeli corporate tax at the rate as follows: 2009 - 26%, 2010 - 25%, 2011 - 24%. On December 5, 2011 the "Knesset" (Israeli Parliament) passed a law for changing the tax burden (the Law), which cancel, among others, the graduate reduction in the rates of the Israeli corporate tax. In addition the Israeli corporate tax will be increase to 25% starting in 2012. In accordance, the real capital gains tax increase to 25%.

b.	Israeli taxation:

The Company received final tax assessments for all years up to and including the tax year ended December 31, 2006.

Tax loss carryforward:

The Company's tax loss carryforward were approximately $ 39,195 as of December 31, 2011. Such losses can be carried forward indefinitely to offset any future taxable income of the Company.

c.	Foreign subsidiaries:

U.S subsidiary:

1.	The U.S subsidiary is taxed under United States federal and state tax rules.

2.
The U.S subsidiary's tax loss carry forward amounted to approximately $ 10,909 as of December 31, 2011 for federal and state tax purposes. Such losses are available to offset any future U.S taxable income of the U.S subsidiary and will expire in the years 2012-2027 for federal tax purpose and in the years 2012-2017 for state tax purpose.

3.	The U.S subsidiary has not received final tax assessments since incorporation. In accordance with the tax laws, tax returns submitted up to and including the 2007 tax year can be regarded as final.

Brazilian subsidiary:

1.	The Brazilian subsidiary is taxed under Brazilian federal and state tax rules.

2.	The Brazilian subsidiary's has no tax loss carry forward.

d.	Deferred taxes:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31
	2011	2010
Deferred tax assets:
Carryforward tax losses	$14,635	$13,107
Allowance for doubtful accounts	99	95
Severance pay	104	72
Vacation pay	235	215
Research and development	559	337
Other	53	45

	15,685	13,871

Less - valuation allowance	(15,685)	(13,871)

Net deferred tax assets	$-	$-

The net change in the total valuation allowance for each of the years ended December 31, 2011, 2010 and 2009, was an increase of $ 1,814, increase of $ 878 and decrease of $ 2,063, respectively. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which those temporary differences and tax loss carryforward are deductible. Management considers the projected taxable income and tax-planning strategies in making this assessment. In consideration of the Company's accumulated losses and the uncertainty of its ability to utilize its deferred tax assets in the future, management currently believes that it is more likely than not that the Company will not realize its deferred tax assets and accordingly recorded a valuation allowance to fully offset all the deferred tax assets.

e.	The components of income (loss) before income taxes are as follows:

	Year ended December 31,
	2011	2010	2009

Israel	$(2,038)	$496	$(2,721)
U.S	78	74	72
Brazil	56	-	-

Income (loss) before income taxes	$(1,904)	$570	$(2,649)

f.	Reconciliation of the theoretical tax benefit and the actual tax expense:

	Year ended December 31,
	2011	2010	2009

(Loss) Income before income taxes, as reported in the statements of operations	$(1,904)	$570	$(2,649)

Statutory tax rate in Israel	24%	25%	26%

Theoretical tax (benefit) expense	$(457)	$143	$(689)

Increase (decrease) in income taxes resulting from:
Tax rate differential on foreign subsidiary	18	5	10
Non-deductible share-based compensation and other operating expenses	175	312	94
Losses and timing differences for which no deferred taxes were recorded	234	-	598
Utilization of tax losses in respect of which deferred tax assets were not recorded in prior years	-	(622)	-
Differences in taxes arising from differences between Israeli currency income and dollar income, net	30	162	(13)

Income taxes	$-	$-	$-

g.	Accounting for uncertainty in income taxes:

For the years ended December 31, 2009, 2010 and 2011, the Company did not have any unrecognized tax benefits and no interest and penalties related to unrecognized tax benefits had been accrued. The Company does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months.

The Company and its subsidiaries file income tax returns in Israel, U.S and Brazil. The Israeli tax returns of the Company are open to examination by the Israel's tax authorities for the tax years beginning in 2006. The U.S tax returns of the U.S subsidiary remain subject to examination by the U.S tax authorities for the tax years beginning in 2008. The Brazilian tax returns of the Brazil's subsidiary remain subject to examination by the Brazilian tax authorities for the tax years beginning in 2010.